EATON VANCE MUTUAL FUNDS TRUST Two International Place Boston, MA 02110 Telephone: (617) 482-8260

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 02-90946) certifies (a) that the form of prospectus used with respect to the following series of the Registrant, does not differ materially from that contained in Post-Effective Amendment No. 155 (“Amendment No. 155”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 155 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-10-000341) on March 31, 2010:

Eaton Vance Structured International Equity Fund

EATON VANCE MUTUAL FUNDS TRUST By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary